Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000166746 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	47.60%
C000166746 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.40%
C000166746 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000166746 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.00%
C000166746 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000166746 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000166746 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000166746 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000001973 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	47.60%
C000001973 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.40%
C000001973 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000001973 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.00%
C000001973 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000001973 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000001973 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001973 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000001974 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	47.60%
C000001974 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.40%
C000001974 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000001974 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.00%
C000001974 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000001974 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000001974 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001974 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000001975 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	47.60%
C000001975 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.40%
C000001975 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000001975 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.00%
C000001975 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000001975 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000001975 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001975 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000166756 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000166756 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.10%
C000166756 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000166756 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.10%
C000166756 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000166756 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.40%
C000166756 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	12.40%
C000166756 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.50%
C000166756 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000166756 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000099979 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000099979 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.10%
C000099979 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000099979 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099979 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000099979 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.40%
C000099979 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	12.40%
C000099979 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.50%
C000099979 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099979 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000099980 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000099980 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.10%
C000099980 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000099980 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099980 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000099980 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.40%
C000099980 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	12.40%
C000099980 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.50%
C000099980 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099980 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000099981 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000099981 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.10%
C000099981 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000099981 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099981 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000099981 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.40%
C000099981 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	12.40%
C000099981 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.50%
C000099981 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099981 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000166759 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166759 | Europe
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000166759 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000166759 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000166759 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166759 | Africa
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166759 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166759 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.20%
C000166759 | Japan
Holdings [Line Items]
Percent of Total Investments	16.40%
C000166759 | Canada
Holdings [Line Items]
Percent of Total Investments	8.30%
C000166759 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.90%
C000166759 | China
Holdings [Line Items]
Percent of Total Investments	4.70%
C000166759 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000166759 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.20%
C000166759 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.00%
C000166759 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000166759 | Australia
Holdings [Line Items]
Percent of Total Investments	2.60%
C000166759 | India
Holdings [Line Items]
Percent of Total Investments	29.50%
C000161865 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161865 | Europe
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000161865 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000161865 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000161865 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161865 | Africa
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161865 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161865 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.20%
C000161865 | Japan
Holdings [Line Items]
Percent of Total Investments	16.40%
C000161865 | Canada
Holdings [Line Items]
Percent of Total Investments	8.30%
C000161865 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.90%
C000161865 | China
Holdings [Line Items]
Percent of Total Investments	4.70%
C000161865 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000161865 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.20%
C000161865 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.00%
C000161865 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000161865 | Australia
Holdings [Line Items]
Percent of Total Investments	2.60%
C000161865 | India
Holdings [Line Items]
Percent of Total Investments	29.50%
C000161866 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161866 | Europe
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000161866 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000161866 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000161866 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161866 | Africa
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161866 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161866 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.20%
C000161866 | Japan
Holdings [Line Items]
Percent of Total Investments	16.40%
C000161866 | Canada
Holdings [Line Items]
Percent of Total Investments	8.30%
C000161866 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.90%
C000161866 | China
Holdings [Line Items]
Percent of Total Investments	4.70%
C000161866 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000161866 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.20%
C000161866 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.00%
C000161866 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000161866 | Australia
Holdings [Line Items]
Percent of Total Investments	2.60%
C000161866 | India
Holdings [Line Items]
Percent of Total Investments	29.50%
C000161867 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161867 | Europe
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000161867 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000161867 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000161867 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161867 | Africa
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161867 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161867 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.20%
C000161867 | Japan
Holdings [Line Items]
Percent of Total Investments	16.40%
C000161867 | Canada
Holdings [Line Items]
Percent of Total Investments	8.30%
C000161867 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.90%
C000161867 | China
Holdings [Line Items]
Percent of Total Investments	4.70%
C000161867 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000161867 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.20%
C000161867 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.00%
C000161867 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000161867 | Australia
Holdings [Line Items]
Percent of Total Investments	2.60%
C000161867 | India
Holdings [Line Items]
Percent of Total Investments	29.50%
C000166752 | Europe
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000166752 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000166752 | North America
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166752 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	28.00%
C000166752 | Japan
Holdings [Line Items]
Percent of Total Investments	23.40%
C000166752 | France
Holdings [Line Items]
Percent of Total Investments	7.00%
C000166752 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.10%
C000166752 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.00%
C000166752 | Australia
Holdings [Line Items]
Percent of Total Investments	3.90%
C000166752 | Spain
Holdings [Line Items]
Percent of Total Investments	3.30%
C000166752 | Germany
Holdings [Line Items]
Percent of Total Investments	3.10%
C000166752 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.00%
C000166752 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.80%
C000166752 | Italy
Holdings [Line Items]
Percent of Total Investments	17.40%
C000001997 | Europe
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000001997 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000001997 | North America
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001997 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	28.00%
C000001997 | Japan
Holdings [Line Items]
Percent of Total Investments	23.40%
C000001997 | France
Holdings [Line Items]
Percent of Total Investments	7.00%
C000001997 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001997 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001997 | Australia
Holdings [Line Items]
Percent of Total Investments	3.90%
C000001997 | Spain
Holdings [Line Items]
Percent of Total Investments	3.30%
C000001997 | Germany
Holdings [Line Items]
Percent of Total Investments	3.10%
C000001997 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.00%
C000001997 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001997 | Italy
Holdings [Line Items]
Percent of Total Investments	17.40%
C000001998 | Europe
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000001998 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000001998 | North America
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001998 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	28.00%
C000001998 | Japan
Holdings [Line Items]
Percent of Total Investments	23.40%
C000001998 | France
Holdings [Line Items]
Percent of Total Investments	7.00%
C000001998 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001998 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001998 | Australia
Holdings [Line Items]
Percent of Total Investments	3.90%
C000001998 | Spain
Holdings [Line Items]
Percent of Total Investments	3.30%
C000001998 | Germany
Holdings [Line Items]
Percent of Total Investments	3.10%
C000001998 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.00%
C000001998 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001998 | Italy
Holdings [Line Items]
Percent of Total Investments	17.40%
C000001999 | Europe
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000001999 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000001999 | North America
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001999 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	28.00%
C000001999 | Japan
Holdings [Line Items]
Percent of Total Investments	23.40%
C000001999 | France
Holdings [Line Items]
Percent of Total Investments	7.00%
C000001999 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001999 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001999 | Australia
Holdings [Line Items]
Percent of Total Investments	3.90%
C000001999 | Spain
Holdings [Line Items]
Percent of Total Investments	3.30%
C000001999 | Germany
Holdings [Line Items]
Percent of Total Investments	3.10%
C000001999 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.00%
C000001999 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001999 | Italy
Holdings [Line Items]
Percent of Total Investments	17.40%
C000248152 | Europe
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000248152 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000248152 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000248152 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248152 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000248152 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.80%
C000248152 | Japan
Holdings [Line Items]
Percent of Total Investments	12.90%
C000248152 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.80%
C000248152 | China
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248152 | France
Holdings [Line Items]
Percent of Total Investments	11.50%
C000248152 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248152 | India
Holdings [Line Items]
Percent of Total Investments	5.50%
C000248152 | Germany
Holdings [Line Items]
Percent of Total Investments	13.40%
C000248152 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.60%
C000248152 | United States
Holdings [Line Items]
Percent of Total Investments	9.00%
C000248152 | Sweden
Holdings [Line Items]
Percent of Total Investments	13.70%
C000248153 | Europe
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000248153 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000248153 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000248153 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248153 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000248153 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.80%
C000248153 | Japan
Holdings [Line Items]
Percent of Total Investments	12.90%
C000248153 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.80%
C000248153 | China
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248153 | France
Holdings [Line Items]
Percent of Total Investments	11.50%
C000248153 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248153 | India
Holdings [Line Items]
Percent of Total Investments	5.50%
C000248153 | Germany
Holdings [Line Items]
Percent of Total Investments	13.40%
C000248153 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.60%
C000248153 | United States
Holdings [Line Items]
Percent of Total Investments	9.00%
C000248153 | Sweden
Holdings [Line Items]
Percent of Total Investments	13.70%
C000210023 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210023 | Europe
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000210023 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000210023 | North America
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000210023 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210023 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.70%
C000210023 | Japan
Holdings [Line Items]
Percent of Total Investments	18.70%
C000210023 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210023 | France
Holdings [Line Items]
Percent of Total Investments	5.90%
C000210023 | Australia
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210023 | Spain
Holdings [Line Items]
Percent of Total Investments	5.60%
C000210023 | Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
C000210023 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.90%
C000210023 | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.80%
C000210023 | United States
Holdings [Line Items]
Percent of Total Investments	11.40%
C000210023 | Singapore
Holdings [Line Items]
Percent of Total Investments	21.80%
C000210022 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210022 | Europe
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000210022 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000210022 | North America
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000210022 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210022 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.70%
C000210022 | Japan
Holdings [Line Items]
Percent of Total Investments	18.70%
C000210022 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210022 | France
Holdings [Line Items]
Percent of Total Investments	5.90%
C000210022 | Australia
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210022 | Spain
Holdings [Line Items]
Percent of Total Investments	5.60%
C000210022 | Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
C000210022 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.90%
C000210022 | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.80%
C000210022 | United States
Holdings [Line Items]
Percent of Total Investments	11.40%
C000210022 | Singapore
Holdings [Line Items]
Percent of Total Investments	21.80%
C000210024 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210024 | Europe
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000210024 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000210024 | North America
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000210024 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210024 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.70%
C000210024 | Japan
Holdings [Line Items]
Percent of Total Investments	18.70%
C000210024 | China
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210024 | France
Holdings [Line Items]
Percent of Total Investments	5.90%
C000210024 | Australia
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210024 | Spain
Holdings [Line Items]
Percent of Total Investments	5.60%
C000210024 | Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
C000210024 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.90%
C000210024 | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.80%
C000210024 | United States
Holdings [Line Items]
Percent of Total Investments	11.40%
C000210024 | Singapore
Holdings [Line Items]
Percent of Total Investments	21.80%
C000165338 | Europe
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000165338 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000165338 | North America
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165338 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.60%
C000165338 | Japan
Holdings [Line Items]
Percent of Total Investments	31.00%
C000165338 | France
Holdings [Line Items]
Percent of Total Investments	4.70%
C000165338 | Australia
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165338 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.00%
C000165338 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000165338 | Singapore
Holdings [Line Items]
Percent of Total Investments	14.80%
C000165338 | Belgium
Holdings [Line Items]
Percent of Total Investments	5.30%
C000165338 | Finland
Holdings [Line Items]
Percent of Total Investments	3.90%
C000165338 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165338 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165335 | Europe
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000165335 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000165335 | North America
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165335 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.60%
C000165335 | Japan
Holdings [Line Items]
Percent of Total Investments	31.00%
C000165335 | France
Holdings [Line Items]
Percent of Total Investments	4.70%
C000165335 | Australia
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165335 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.00%
C000165335 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000165335 | Singapore
Holdings [Line Items]
Percent of Total Investments	14.80%
C000165335 | Belgium
Holdings [Line Items]
Percent of Total Investments	5.30%
C000165335 | Finland
Holdings [Line Items]
Percent of Total Investments	3.90%
C000165335 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165335 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165336 | Europe
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000165336 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000165336 | North America
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165336 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.60%
C000165336 | Japan
Holdings [Line Items]
Percent of Total Investments	31.00%
C000165336 | France
Holdings [Line Items]
Percent of Total Investments	4.70%
C000165336 | Australia
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165336 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.00%
C000165336 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000165336 | Singapore
Holdings [Line Items]
Percent of Total Investments	14.80%
C000165336 | Belgium
Holdings [Line Items]
Percent of Total Investments	5.30%
C000165336 | Finland
Holdings [Line Items]
Percent of Total Investments	3.90%
C000165336 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165336 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165337 | Europe
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000165337 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000165337 | North America
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165337 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.60%
C000165337 | Japan
Holdings [Line Items]
Percent of Total Investments	31.00%
C000165337 | France
Holdings [Line Items]
Percent of Total Investments	4.70%
C000165337 | Australia
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165337 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.00%
C000165337 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000165337 | Singapore
Holdings [Line Items]
Percent of Total Investments	14.80%
C000165337 | Belgium
Holdings [Line Items]
Percent of Total Investments	5.30%
C000165337 | Finland
Holdings [Line Items]
Percent of Total Investments	3.90%
C000165337 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165337 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	3.10%
C000166749 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.40%
C000166749 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000166749 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.70%
C000166749 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000166749 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000166749 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000166749 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000166749 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.10%
C000166749 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000166749 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000166749 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000001988 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.40%
C000001988 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000001988 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.70%
C000001988 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000001988 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000001988 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000001988 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000001988 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.10%
C000001988 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001988 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000001988 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000001989 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.40%
C000001989 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000001989 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.70%
C000001989 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000001989 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000001989 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000001989 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000001989 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.10%
C000001989 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001989 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000001989 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000001990 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.40%
C000001990 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000001990 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.70%
C000001990 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000001990 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000001990 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000001990 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000001990 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.10%
C000001990 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001990 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000001990 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215757 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.60%
C000215757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000215757 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.70%
C000215757 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.00%
C000215757 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	27.90%
C000215757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215757 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000215757 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000215757 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000215757 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000215758 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.60%
C000215758 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000215758 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.70%
C000215758 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.00%
C000215758 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	27.90%
C000215758 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215758 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000215758 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000215758 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000215758 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000215756 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.60%
C000215756 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000215756 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.70%
C000215756 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.00%
C000215756 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	27.90%
C000215756 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215756 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000215756 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000215756 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000215756 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000166750 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000166750 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000166750 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.80%
C000166750 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000166750 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.60%
C000166750 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000166750 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.40%
C000166750 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000166750 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000166750 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000166750 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.60%
C000001991 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000001991 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000001991 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.80%
C000001991 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000001991 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.60%
C000001991 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000001991 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.40%
C000001991 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001991 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000001991 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001991 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.60%
C000001992 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000001992 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000001992 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.80%
C000001992 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000001992 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.60%
C000001992 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000001992 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.40%
C000001992 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001992 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000001992 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001992 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.60%
C000001993 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000001993 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000001993 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.80%
C000001993 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000001993 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.60%
C000001993 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000001993 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.40%
C000001993 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001993 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.40%
C000001993 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001993 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.60%
C000166748 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	19.30%
C000166748 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000166748 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.60%
C000166748 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	27.40%
C000166748 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000166748 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.70%
C000166748 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.90%
C000166748 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000166748 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000001985 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	19.30%
C000001985 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001985 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.60%
C000001985 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	27.40%
C000001985 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000001985 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.70%
C000001985 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001985 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001985 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000001986 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	19.30%
C000001986 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001986 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.60%
C000001986 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	27.40%
C000001986 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000001986 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.70%
C000001986 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001986 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001986 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000001987 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	19.30%
C000001987 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001987 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.60%
C000001987 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	27.40%
C000001987 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000001987 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.70%
C000001987 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001987 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001987 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000166751 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.60%
C000166751 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000166751 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.10%
C000166751 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	26.50%
C000166751 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	30.30%
C000166751 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000166751 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000166751 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000166751 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000166751 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.20%
C000001994 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.60%
C000001994 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000001994 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.10%
C000001994 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	26.50%
C000001994 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	30.30%
C000001994 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000001994 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001994 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000001994 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000001994 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.20%
C000001995 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.60%
C000001995 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000001995 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.10%
C000001995 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	26.50%
C000001995 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	30.30%
C000001995 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000001995 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001995 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000001995 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000001995 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.20%
C000001996 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.60%
C000001996 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000001996 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.10%
C000001996 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	26.50%
C000001996 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	30.30%
C000001996 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000001996 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001996 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.50%
C000001996 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000001996 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.20%